Organization and Description of Business	12 Months Ended
Jun. 30, 2018
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

CLPS Incorporation (“CLPS” or the “Company”), is a company that was established under the laws of the Cayman Islands on May 11, 2017 as a holding company. The Company, through its subsidiaries, designs, builds, and delivers IT services, solutions and product services. The Company customizes its services to specific industries with customer service teams typically based on-site at the customer locations. The Company’s solutions enable its clients to meet the changing demands in an increasingly global, internet-driven, and competitive marketplace. Mr. Xiao Feng Yang, the Company’s Chairman of the Board and President, together with Mr. Raymond Ming Hui Lin, the Company’s Chief Executive Officer (“CEO”) are the controlling shareholders of the Company (the “controlling shareholder”).

Reorganization

CLPS Incorporation (“CLPS” or the “Company”), is a company that was established under the laws of the Cayman Islands on May 11, 2017 as a holding company. The Company, through its subsidiaries, designs, builds, and delivers IT services, solutions and product services. The Company customizes its services to specific industries with customer service teams typically based on-site at the customer locations. The Company’s solutions enable its clients to meet the changing demands of an increasingly global, Internet-driven, and competitive marketplace. Mr. Xiao Feng Yang, the Company’s Chairman and President, together with Mr. Raymond Ming Hui Lin, the Company’s Chief Executive Officer (“CEO”) are the controlling shareholders of the Company (the “Controlling shareholders”).

A reorganization of the legal structure was completed on November 2, 2017. The reorganization involved the incorporation of CLPS, a Cayman Islands holding company; Qinheng Co., Limited (“Qinheng”) and Qiner Co., Limited (“Qiner”), two holding companies established in Hong Kong, and Shanghai Qincheng Information Technology Co., Ltd (“CLPS QC” or “WOFE”) established in the People’s Republic of China (“PRC”); and the transfer of ChinaLink Professional Service Co., Ltd (“CLPS Shanghai”) from the controlling shareholders to CLPS QC.

Prior to the reorganization, CLPS Shanghai’s equity interests were 100% controlled by the same group of the controlling shareholders of CLPS.

CLIVST and FDT-CL are subsidiaries of Qinheng. JQ Technology Co., Limited (“JQ”) and JIALIN Technology Limited (“JL”) are subsidiaries of Qiner since October 17, 2017. CLPS Dalian Co., Ltd (“CLPS Dalian”), CLPS Ruicheng Co., Ltd (“CLPS RC”), CLPS Beijing Hengtong Co., Ltd (“CLPS Beijing”), CLPS TECHNOLOGY (SINGAPORE) PTE.LTD (“CLPS SG”), CLPS TECHNOLOGY (AUSTRALIA) PTY LTD (“CLPS AU”), CLPS Technology (Hong Kong) Co., Limited (“CLPS Hong Kong”), Judge (Shanghai) Co., Ltd (“Judge China”), Judge (Shanghai) Human Resource Co., Ltd (“Judge HR”), CLPS Shenzhen Co., Ltd (“CLPS Shenzhen”) and CLPS Guangzhou Co., Ltd (“CLPS Guangzhou”) are all subsidiaries of CLPS Shanghai.

On November 2, 2017, the controlling shareholders transferred their 100% ownership interest in CLPS Shanghai to CLPS QC and Qiner, which are 100% owned by Qinheng and CLPS. On October 31, 2017, the controlling shareholders transferred 100% of their equity interests in Qiner to CLPS. After the reorganization, CLPS owns 100% equity interests of the entities mentioned above. On December 7, 2017, the Board of Directors approved an amendment of the article association of CLPS and a nominal share issuance to the existing shareholders. As a result, the existing shareholders own the same percentage of ownership in CLPS as their ownership interests in CLPS Shanghai prior to the reorganization.

Since the Company and its subsidiaries are effectively controlled by the same group of the shareholders before and after the reorganization, they are considered under common control. The above mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.

New Developments

On October 17, 2017, the Company acquired a 55% equity interest in JQ, and its 100% owned subsidiary – JL in Taiwan for cash consideration of approximately $0.07 million. As of the acquisition date, the assets of JQ were cash and other receivables and JQ and its subsidiary has no significant operating activities since inception. The estimated fair value of the assets acquired and liabilities assumed at the acquisition date was approximately the carrying value of the assets and liabilities based on the short-term nature of the assets acquired and liabilities assumed. The Company believes that this investment could offer new opportunities for operational synergies in the related markets.

On June 5, 2018, the Company incorporated CLPS US to develop business in related areas.

On June 13, 2018, the Company purchased a 2.7% equity interest in Lihong in Shanghai for consideration of $0.15 million (RMB 1,000,000) to develop new business. The consideration has not been paid for and is recorded as a liability as of June 30, 2018.

Prior to June 2018, the Company held a 70% equity interest of CLPS Beijing which primarily engages in software development. On June 27, 2018, Qiner entered into a new share purchase agreement and purchased the remaining 30% equity interest of CLPS Beijing for consideration of $0.6 million, holding 100% of CLPS Beijing’s equity interest. The consideration was not paid for and was recorded as a liability by Qiner as of June 30, 2018. The consideration was paid on July 5, 2018. Prior to June 2018, the remaining 30% equity interest of CLPS Beijing was recorded as a non-controlling interest on the balance sheet. The Company engaged an independent valuation firm to assist management in assessing the enterprise value of CLPS Beijing. The enterprise value of CLPS Beijing as of June 27, 2018 was $1.94 million based on the evaluation report.

Details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation/ acquisition	Place of Incorporation	% of Equity Ownership		Principal Activities
CLPS Incorporation (“CLPS” or the “Company”)	Incorporated on May 11, 2017	Cayman Islands	Parent		Holding Company
Qinheng Co., Limited (“Qinheng”)	Incorporated on June 9, 2017	Hong Kong, China	100%	Consolidated subsidiary	Holding Company
Qiner Co., Limited (“Qiner”)	Incorporated on April 21, 2017	Hong Kong, China	100%	Consolidated subsidiary	Holding Company
Shanghai Qincheng Information Technology Co., Ltd (“CLPS QC” or “WOFE”)	Incorporated on August 4, 2017	Shanghai, China	100%	Consolidated subsidiary	Holding Company
ChinaLink Professional Service Co., Ltd (“CLPS Shanghai”)	Incorporated on August 30, 2005	Shanghai, China	100%	Consolidated subsidiary	Software development
CLPS Dalian Co., Ltd (“CLPS Dalian”)	Incorporated on May 25, 2011	Dalian, China	100%	Consolidated subsidiary	Software development
CLPS Ruicheng Co., Ltd (“CLPS RC”)	Incorporated on June 26, 2013	Shanghai, China	100%	Consolidated subsidiary	Software development
CLPS Beijing Hengtong Co., Ltd (“CLPS Beijing”)	Incorporated on March 30, 2015	Beijing, China	70% owned by CLPS Shanghai and 30% owned by Qiner	Consolidated subsidiary	Software development
CLPS TECHNOLOGY (SINGAPORE) PTE.LTD (“CLPS SG”)	Incorporated on August 18, 2015	Singapore	100%	Consolidated subsidiary	Software development
CLPS TECHNOLOGY (AUSTRALIA) PTY LTD (“CLPS AU”)	Incorporated on November 10, 2015	Australia	100%	Consolidated subsidiary	Software development
CLPS Technology (Hong Kong) Co., Limited (“CLPS Hong Kong”)	Incorporated on January 7, 2016	Hong Kong, China	80% owned by CLPS Shanghai and 20% owned by unrelated individual shareholders	Consolidated subsidiary	Software development
Judge (Shanghai) Co., Ltd (“Judge China”)	Acquired on November 9, 2016	Shanghai, China	60% owned by CLPS Shanghai and 40% owned by an unrelated Company;	Consolidated subsidiary	Software development
Judge (Shanghai) Human Resource Co., Ltd (“Judge HR”)	Acquired on November 9, 2016	Shanghai, China	70% owned by Judge China and 30% owned by an unrelated company	Consolidated subsidiary	Software development
CLPS Shenzhen Co., Ltd (“CLPS Shenzhen”)	Incorporated on April 7, 2017	Shenzhen, China	70% owned by CLPS Shanghai and 30% owned by CLPS Hong Kong	Consolidated subsidiary	Software development
CLPS Guangzhou Co., Ltd (“CLPS Guangzhou”)	Incorporated on September 27, 2017	Guangzhou, China	100%	Consolidated subsidiary	Software development
CLIVST Ltd. (“CLIVST”)	Incorporated on July 25, 2017	British Virgin Islands	100%	Consolidated subsidiary	Holding Company
FDT-CL Financial Technology Services Limited (“FDT-CL”)**	Incorporated on October 24, 2017	Hong Kong, China	52% owned by CLIVST, 48% owned by an unrelated individual	Consolidated subsidiary	Software development
JQ Technology Co., Limited(“JQ”)	Acquired on October 17, 2017	Hong Kong, China	55% owned by Qiner, 45% owned by an unrelated individuals	Consolidated subsidiary	Software development
JIALIN Technology Limited (“JL”)	Acquired on October 17, 2017	Taiwan	100% owned by JQ	Consolidated subsidiary	Software development
CLPS Technology (US) Ltd. (“CLPS US”)	Incorporated on June 5, 2018	Delaware, USA	100% owned by Qiner	Consolidated subsidiary	Network technology
Infogain Solutions PTE. Ltd. (“Infogain”) *	Acquired on August 20, 2018	Singapore	80% owned by CLPS SG, 20% owned by unrelated individuals	Consolidated subsidiary	Software development

* Entities incorporated or acquired subsequent to June 30, 2018 are not included in the Company’s consolidated financial statements for the years ended June 30, 2018, 2017 and 2016.

** On July 20, 2018, the Company decided to close down FDT-CL.